Marketable Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 5 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2014 and 2015 are classified as “held-to-maturity” and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2015
Held to maturity:
Corporate debt securities
Current	8,720	-	(90)	8,630
Non-Current	24,418	-	(255)	24,163

	33,138	-	(345)	32,793

At December 31, 2014
Held to maturity:
Corporate debt securities
Current	15,328	-	(69)	15,259
Non-Current	20,536	-	(271)	20,265

	35,864	-	(340)	35,524

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**
Including accrued interest in the amount of US$ 339 thousand and US$ 256 thousand as of December 31, 2014 and 2015 respectively.
The accrued interest is presented as part of other account receivable on the balance sheet.

Activity in marketable securities in 2015	US$ thousands

Balance at January 1, 2015	35,864

Purchases of marketable securities	12,935
Discount on marketable securities, net	(561)
Proceeds from maturity of marketable securities	(15,100)
Balance at December 31, 2015	33,138

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity:

Corporate debt securities	(138)	12,789	(207)	20,004	(345)	32,793

The unrealized losses on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.